SHARE-BASED PAYMENTS - DSU Activity (Details) - DSU plans - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,586,384	1,557,007
Units granted (in shares)	118,667	181,288
Settled in cash / Redeemed (in shares)	(217,637)	(151,911)
Units outstanding, end of year (in shares)	1,487,414	1,586,384